Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
July 31, 2023
GCS-NPRT3-0923
1.879385.114
Common Stocks - 99.5%
	Shares	Value ($)
Chemicals - 9.3%
Fertilizers & Agricultural Chemicals - 8.9%
Corteva, Inc.	833,100	47,011,833
FMC Corp.	295,300	28,416,719
Nutrien Ltd.	513,783	35,405,499
OCI NV	159,000	4,524,355
		115,358,406
Specialty Chemicals - 0.4%
Livent Corp. (a)(b)	191,100	4,704,882
TOTAL CHEMICALS		120,063,288
Containers & Packaging - 1.1%
Metal, Glass & Plastic Containers - 0.6%
Crown Holdings, Inc.	90,700	8,413,332
Paper & Plastic Packaging Products & Materials - 0.5%
Smurfit Kappa Group PLC	155,900	6,169,120
TOTAL CONTAINERS & PACKAGING		14,582,452
Energy Equipment & Services - 5.5%
Oil & Gas Drilling - 4.0%
Diamond Offshore Drilling, Inc. (a)	888,900	14,071,287
Noble Corp. PLC	485,500	25,377,085
Valaris Ltd. (a)	156,400	12,011,520
		51,459,892
Oil & Gas Equipment & Services - 1.5%
Weatherford International PLC (a)	238,800	19,844,280
TOTAL ENERGY EQUIPMENT & SERVICES		71,304,172
Food Products - 3.8%
Agricultural Products & Services - 3.5%
Archer Daniels Midland Co.	58,500	4,970,160
Bunge Ltd.	138,700	15,072,529
Darling Ingredients, Inc. (a)	252,100	17,457,925
Wilmar International Ltd.	2,754,300	7,995,186
		45,495,800
Packaged Foods & Meats - 0.3%
Pilgrim's Pride Corp. (a)	145,700	3,608,989
TOTAL FOOD PRODUCTS		49,104,789
Machinery - 0.8%
Construction Machinery & Heavy Transportation Equipment - 0.4%
Epiroc AB (A Shares)	259,800	5,187,073
Industrial Machinery & Supplies & Components - 0.4%
Sandvik AB	247,800	5,033,026
TOTAL MACHINERY		10,220,099
Marine Transportation - 0.6%
Marine Transportation - 0.6%
Kirby Corp. (a)	101,000	8,229,480
Metals & Mining - 33.7%
Copper - 4.9%
ERO Copper Corp. (a)	484,200	11,640,041
First Quantum Minerals Ltd.	1,745,471	51,769,136
		63,409,177
Diversified Metals & Mining - 14.2%
BHP Group Ltd. (London)	1,094,822	34,093,291
Glencore PLC	7,325,600	44,550,171
IGO Ltd.	270,670	2,508,965
Ivanhoe Mines Ltd. (a)	1,076,800	11,415,966
Rio Tinto PLC	229,481	15,168,189
Sigma Lithium Corp. (a)(b)	202,100	7,887,963
Sumitomo Metal Mining Co. Ltd.	106,300	3,671,727
Teck Resources Ltd. Class B (sub. vtg.)	1,449,100	64,375,140
		183,671,412
Gold - 7.2%
Agnico Eagle Mines Ltd. (Canada)	422,717	22,160,866
Alamos Gold, Inc.	1,243,600	15,362,867
Franco-Nevada Corp.	77,071	11,246,352
Newcrest Mining Ltd.	98,995	1,775,669
Wheaton Precious Metals Corp.	960,100	43,052,147
		93,597,901
Precious Metals & Minerals - 0.3%
Anglo American Platinum Ltd. ADR (b)	130,800	1,075,176
Impala Platinum Holdings Ltd.	341,400	2,465,956
		3,541,132
Silver - 0.2%
MAG Silver Corp. (a)	275,200	3,322,477
Steel - 6.9%
Champion Iron Ltd. (b)	5,945,000	24,796,193
Reliance Steel & Aluminum Co.	176,800	51,777,648
Vale SA	905,900	13,249,177
		89,823,018
TOTAL METALS & MINING		437,365,117
Oil, Gas & Consumable Fuels - 37.3%
Integrated Oil & Gas - 19.5%
Cenovus Energy, Inc. (Canada)	1,948,100	37,051,794
Exxon Mobil Corp.	1,017,400	109,105,971
Petroleo Brasileiro SA - Petrobras (ON)	2,254,200	16,593,963
Shell PLC (London)	1,356,400	41,109,466
Suncor Energy, Inc.	349,800	10,945,094
TotalEnergies SE	625,900	38,027,508
		252,833,796
Oil & Gas Exploration & Production - 13.0%
Antero Resources Corp. (a)	1,378,012	36,861,821
ARC Resources Ltd. (b)	1,856,300	28,041,934
Canadian Natural Resources Ltd.	718,500	43,693,562
Hess Corp.	99,400	15,081,962
MEG Energy Corp. (a)	334,700	5,967,313
Ovintiv, Inc.	237,900	10,964,811
Range Resources Corp.	629,800	19,794,614
Southwestern Energy Co. (a)	1,212,200	7,855,056
		168,261,073
Oil & Gas Storage & Transportation - 4.8%
Energy Transfer LP	2,749,400	36,539,526
Enterprise Products Partners LP	971,400	25,751,814
		62,291,340
TOTAL OIL, GAS & CONSUMABLE FUELS		483,386,209
Paper & Forest Products - 6.6%
Forest Products - 3.5%
Interfor Corp. (a)	352,500	6,308,725
Svenska Cellulosa AB SCA (B Shares)	1,226,800	16,293,000
West Fraser Timber Co. Ltd.	259,700	21,880,461
		44,482,186
Paper Products - 3.1%
Holmen AB (B Shares)	276,400	10,647,534
Mondi PLC	13,645	239,117
Stora Enso Oyj (R Shares)	462,200	5,668,847
Suzano Papel e Celulose SA	736,400	7,485,857
UPM-Kymmene Corp.	495,700	16,405,167
		40,446,522
TOTAL PAPER & FOREST PRODUCTS		84,928,708
Pharmaceuticals - 0.8%
Pharmaceuticals - 0.8%
Bayer AG	185,700	10,860,376
TOTAL COMMON STOCKS (Cost $1,100,917,200)		1,290,044,690

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	10,523,780	10,525,885
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	8,985,505	8,986,404
TOTAL MONEY MARKET FUNDS (Cost $19,512,289)		19,512,289

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,120,429,489)	1,309,556,979
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(12,742,798)
NET ASSETS - 100.0%	1,296,814,181

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	32,028,909	572,687,929	594,190,953	628,621	-	-	10,525,885	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	20,391,450	784,007,014	795,412,060	234,448	-	-	8,986,404	0.0%
Total	52,420,359	1,356,694,943	1,389,603,013	863,069	-	-	19,512,289

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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